Provisions for judicial and administrative proceedings, commitments and other provisions (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Legal proceedings provision [abstract]
Judicial and administrative proceedings under the responsibility of former controlling stockholders (Note 15)		R$ 605,638	R$ 707,131	R$ 814,925
Judicial and administrative proceedings		9,507,240	8,365,320	7,470,344
Of which:
Civil		3,377,338	2,522,005	1,842,549
Labor		3,819,107	3,448,388	3,138,645
Tax and Social Security		2,310,795	2,394,927	2,489,150
Provisions for contingent commitments (Note 23.b)		626,267	0	0
Others provisions	[1]	599,099	991,008	780,595
Total		R$ 11,338,244	R$ 10,063,459	R$ 9,065,864

[1]	In 2018, includes R$126.561 (2017 - R$287,446 and 2016 - R$450,284) relating to the expenses of projects aimed at improving operational productivity and efficiency.